Note 18 - Derivatives	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Derivative Instruments and Hedging Activities Disclosure [Text Block]
18.
Derivatives:

(a) Interest rate swaps that meet the criteria for hedge accounting:
The Company manages its exposure to floating interest rates by entering into interest rate swap agreements with varying start and maturity dates.

These interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three
-month or
six
-month USD LIBOR. According to the Company's Risk Management Accounting Policy, after putting in place the formal documentation at the inception of the hedging relationship, as required by ASC
815,
following the adoption of ASU
2017
-
12,
these interest rate swaps qualified for hedge accounting. The change in the fair value of the interest rate derivative instruments that qualified for hedge accounting is recorded in “Other Comprehensive Income” and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is presented in Interest and finance cost. The change in the fair value of the interest rate derivative instruments that did not
qualify for hedge accounting is recorded in Loss on derivative instruments.

At
December 31, 2019
and
2020,
the Company had interest rate swap agreements with an outstanding notional amount of
$149,672
and
$257,293,
respectively. The fair value of these interest rate swaps outstanding as at
December 31, 2019
and
2020
amounted to a net asset of
$399
and a liability of
$7,093,
respectively, and these are included in the accompanying consolidated balance sheets. The maturity of these interest rate swaps range between
February 2022
and
July 2025.

During the year ended
December 31, 2019,
the Company entered into
two
interest rate swap agreements with an aggregate notional amount of
$46,000,
which both met hedge accounting criteria according to ASC
815.
During the year ended
December 31, 2020,
the Company entered into
five
interest rate swap agreements with an aggregate notional amount of
$227,046,
which all met hedge accounting criteria according to ASC
815
for non-
zero
derivative instruments at hedge inception.

During the year ended
December 31, 2020,
the Company terminated
two
interest rate derivative instruments and paid the counterparties breakage costs of
$6
in aggregate, which are included in Swap breakage costs, net in the accompanying
2020
consolidated statement of operations. During the year ended
December 31, 2019,
the Company terminated
eight
interest rate derivative instruments and received from the counterparties breakage costs of
$232
in aggregate, which are included in Swap breakage costs, net in the accompanying
2019
consolidated statement of operations.

The estimated net amount that is expected to be reclassified within the next
12
months from Accumulated Other Comprehensive Income / (Loss) to earnings in respect of the settlements on interest rate swaps amounts to
$3,440.

(b) Interest rate swaps that do
not
meet the criteria for hedge accounting:
During the year ended
December 31, 2019,
the Company terminated
three
interest rate derivative instruments and paid the counterparties breakage costs of
$248
in aggregate, which are included in Swap breakage costs, net in the accompanying
2019
consolidated statement of operations. As of
December 31, 2019,
the Company did
not
hold any interest rate swaps that did
not
qualify for hedge accounting.

During the year ended
December 31, 2020,
the Company entered into
five
interest rate swap agreements with an aggregate notional amount of
$227,046.
These interest rate swap agreements at their inception, did
not
qualify for hedge accounting and the Company recorded a loss of
$2,193,
representing the fair value change for the period the swap agreements were not
designated in a hedging relationship, which is included in Loss on derivative instruments, net in the accompanying consolidated statements of operations for the year ended
December 31, 2020.
On
March 17, 2020,
these
five
interest rate swap agreements met hedge accounting criteria according to ASC
815
for non-
zero
derivative instruments. As of
December 31, 2020,
the Company did
not
hold any interest rate swaps that do
not
qualify for hedge accounting.

(c) Foreign currency agreements:
As of
December 31, 2020,
the Company was engaged in
eight
Euro/U.S. dollar forward agreements totaling
$16,000
at an average forward rate of Euro/U.S. dollar
1.1962,
expiring in monthly intervals up to
August 2021.

As of
December 31, 2019,
the Company was engaged in
three
Euro/U.S. dollar forward agreements totaling
$6,000
at an average forward rate of Euro/U.S. dollar
1.1037,
expiring in monthly intervals up to
March 2020.

The total change of forward contracts fair value for the year ended
December 31, 2020,
was a gain of
$337
(gain of
$124
for the year ended
December 31, 2019
and loss of
$112
for the year ended
December 31, 2018)
and is included in Loss on derivative instruments, net in the accompanying consolidated statements of operations.

The Effect of Derivative Instruments for the years ended
December 31, 2018, 2019 and 2020
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative
	2018	2019	2020
Interest rate swaps	$5,382	$(3,931)	$(8,129)
Reclassification to Interest and finance costs	74	(1,885)	1,323
Total	$5,456	$(5,816)	$(6,806)

Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2018	2019	2020
Non-hedging interest rate swaps	Loss on derivative instruments, net	$(436)	$(727)	$(2,283)
Forward contracts	Loss on derivative instruments, net	(112)	124	337
Total		$(548)	$(603)	$(1,946)

The realized loss on non-hedging interest rate swaps included in “
Loss on derivative instruments, net
” amounted to
$386,
(
$48
) and
nil
for the years ended
December 31, 2018,
2019
and
2020,
respectively.